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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21260

CM Advisors Family of Funds

(Exact name of registrant as specified in charter)

805 Las Cimas Parkway, Suite 430 Austin, Texas	78746
(Address of principal executive offices)	(Zip code)

Bo J. Howell, Esq.

Ultimus Fund Solutions, LLC       225 Pictoria Drive, Suite 450       Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:	(512) 329-0050

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

CM Advisors Family of Funds
Semi-Annual Report 2017

CM Advisors Fund
CM Advisors Small Cap Value Fund
CM Advisors Fixed Income Fund

August 31, 2017
(Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the CM Advisors Family of Funds (the “Funds”). This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

CM Advisors Fund
Supplementary Portfolio Information
August 31, 2017 (Unaudited)

Asset Allocation*
(% of Net Assets)

Top 10 Equity Holdings

Security Description	% of Net Assets
Allegheny Technologies, Inc.	6.0%
Colfax Corporation	5.9%
Berkshire Hathaway, Inc. - Class B	4.7%
DMC Global, Inc.	4.4%
Layne Christensen Company	4.4%
SPDR S&P Oil & Gas Exploration & Production ETF	4.4%
Wells Fargo & Company	4.2%
Unit Corporation	4.2%
InterGroup Corporation (The)	4.1%
Enstar Group Ltd.	3.9%

CM Advisors Small Cap Value Fund
Supplementary Portfolio Information
August 31, 2017 (Unaudited)

Asset Allocation*
(% of Net Assets)

Top 10 Equity Holdings

Security Description	% of Net Assets
Allegheny Technologies, Inc.	7.9%
Layne Christensen Company	7.5%
DMC Global, Inc.	6.3%
Manitowoc Company, Inc. (The)	5.7%
Synalloy Corporation	5.4%
Altra Industrial Motion Corporation	4.3%
Atkore International Group, Inc.	4.2%
Colfax Corporation	3.7%
Orion Group Holdings, Inc.	3.1%
Seabridge Gold, Inc.	3.0%

CM Advisors Fixed Income Fund
Supplementary Portfolio Information
August 31, 2017 (Unaudited)

Asset Allocation*
(% of Net Assets)

Top 10 Long-Term Holdings

Security Description	% of Net Assets
U.S. Treasury Notes, 2.75%, due 11/15/23	9.5%
U.S. Treasury Notes, 2.375%, due 12/31/20	9.3%
U.S. Treasury Notes, 2.00%, due 07/31/20	8.9%
U.S. Treasury Notes, 0.75%, due 12/31/17	7.3%
Microsoft Corporation, 1.55%, due 08/08/21	2.0%
AT&T, Inc., 2.85%, due 02/14/23	2.0%
Murphy Oil Corporation, 4.70%, due 12/01/22	2.0%
Alcoa, Inc., 5.87%, due 02/23/22	1.9%
Allegheny Technologies, Inc., 9.375%, due 06/01/19	1.6%
ONEOK Partners, L.P., 2.00%, due 10/01/17	1.5%

CM Advisors Fund Schedule of Investments August 31, 2017 (Unaudited)

COMMON STOCKS — 91.0%	Shares	Value
Consumer Discretionary — 7.3%
Internet & Direct Marketing Retail — 0.8%
MakeMyTrip Ltd. *	14,880	$507,408

Media — 5.3%
Discovery Communications, Inc. - Series C *	93,007	1,954,077
Reading International, Inc. - Class A *	77,978	1,228,933
		3,183,010
Multiline Retail — 1.2%
Dollar Tree, Inc. *	8,745	696,452

Consumer Staples — 0.1%
Food & Staples Retailing — 0.1%
CVS Health Corporation	775	59,939

Energy — 23.3%
Energy Equipment & Services — 18.7%
Atwood Oceanics, Inc. *	204,555	1,343,926
Dawson Geophysical Company *	282,655	1,181,498
Ensco plc - Class A	58,540	248,795
Era Group, Inc. *	220,617	1,943,636
Halliburton Company	27,080	1,055,307
PHI, Inc. *	98,813	1,085,955
Pioneer Energy Services Corporation *	426,210	724,557
Schlumberger Ltd.	17,390	1,104,439
Unit Corporation *	157,485	2,507,161
		11,195,274
Oil, Gas & Consumable Fuels — 4.6%
Apache Corporation	26,325	1,022,463
Cloud Peak Energy, Inc. *	219,005	687,676
Devon Energy Corporation	33,825	1,062,105
		2,772,244
Financials — 14.9%
Banks — 4.2%
Wells Fargo & Company	49,247	2,515,044

Diversified Financial Services — 6.2%
Berkshire Hathaway, Inc. - Class B *	15,601	2,826,277
PICO Holdings, Inc. *	54,042	878,183
		3,704,460
Insurance — 4.5%
Enstar Group Ltd. *	11,206	2,325,805
Fairfax Financial Holdings Ltd.	475	245,575
Markel Corporation *	123	129,395
		2,700,775

CM Advisors Fund Schedule of Investments (Continued)

COMMON STOCKS — 91.0% (Continued)	Shares	Value
Health Care — 3.9%
Health Care Equipment & Supplies — 0.5%
Second Sight Medical Products, Inc. *	240,727	$272,021

Health Care Providers & Services — 2.7%
AmerisourceBergen Corporation	7,679	616,240
McKesson Corporation	6,720	1,003,363
		1,619,603
Health Care Technology — 0.7%
Cerner Corporation *	6,415	434,809

Industrials — 21.2%
Construction & Engineering — 6.1%
Layne Christensen Company *	246,874	2,651,427
Orion Group Holdings, Inc. *	163,064	984,906
		3,636,333
Electrical Equipment — 2.5%
Atkore International Group, Inc. *	92,035	1,533,303

Industrial Conglomerates — 1.3%
CK Hutchison Holdings Ltd. - ADR	59,400	770,418

Machinery — 11.3%
Colfax Corporation *	89,120	3,554,106
DMC Global, Inc.	205,712	2,663,970
Manitowoc Company, Inc. (The) *	72,503	596,700
		6,814,776
Information Technology — 4.0%
Electronic Equipment, Instruments & Components — 1.9%
Maxwell Technologies, Inc. *	205,185	1,142,880

IT Services — 2.1%
Alliance Data Systems Corporation	1,529	344,790
International Business Machines Corporation	6,435	920,398
		1,265,188
Materials — 12.2%
Metals & Mining — 12.2%
Agnico-Eagle Mines Ltd.	15,715	805,551
Allegheny Technologies, Inc. *	172,575	3,594,737
Comstock Mining, Inc. *	4,693,618	872,544
Seabridge Gold, Inc. *	169,392	2,075,052
		7,347,884

CM Advisors Fund Schedule of Investments (Continued)

COMMON STOCKS — 91.0% (Continued)	Shares	Value
Real Estate — 4.1%
Real Estate Management & Development — 4.1%
InterGroup Corporation (The) *	102,044	$2,449,056

Total Common Stocks (Cost $56,384,504)		$54,620,877

EXCHANGE-TRADED FUNDS — 6.2%	Shares	Value
iShares MSCI Hong Kong ETF	45,155	$1,114,877
SPDR S&P Oil & Gas Exploration & Production ETF	86,640	2,613,062
Total Exchange-Traded Funds (Cost $3,505,753)		$3,727,939

WARRANTS — 0.0%	Shares	Value
Key Energy Services, Inc., expires 12/15/20 * (a)	5,078	$0
Key Energy Services, Inc., expires 12/15/21 * (a)	5,078	0
Total Warrants (Cost $0)		$0

MONEY MARKET FUNDS — 1.2%	Shares	Value
Wells Fargo Advantage Treasury Plus Money Market Fund - Institutional Class, 0.85% (b) (Cost $706,105)	706,105	$706,105

Total Investments at Value — 98.4% (Cost $60,596,362)		$59,054,921

Other Assets in Excess of Liabilities — 1.6%		947,260

Net Assets — 100.0%		$60,002,181

ADR - American Depositary Receipt.

*	Non-income producing security.

(a)	Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total value of such securities is $0 at August 31, 2017, representing 0.0% of net assets.

(b)	The rate shown is the 7-day effective yield as of August 31, 2017.

See accompanying notes to financial statements.

CM Advisors Small Cap Value Fund Schedule of Investments August 31, 2017 (Unaudited)

COMMON STOCKS — 94.9%	Shares	Value
Consumer Discretionary — 2.6%
Auto Components — 0.7%
Superior Industries International, Inc.	21,010	$307,796

Media — 0.9%
Reading International, Inc. - Class A *	22,512	354,789

Specialty Retail — 1.0%
Select Comfort Corporation *	13,545	399,984

Energy — 21.6%
Energy Equipment & Services — 18.9%
Atwood Oceanics, Inc. *	148,990	978,864
Dawson Geophysical Company *	177,876	743,522
Era Group, Inc. *	139,343	1,227,612
Key Energy Services, Inc. *	5,946	75,693
Newpark Resources, Inc. *	119,000	957,950
Patterson-UTI Energy, Inc.	72,630	1,159,901
PHI, Inc. *	24,570	270,024
Pioneer Energy Services Corporation *	642,036	1,091,461
Profire Energy, Inc. *	192,601	290,827
Unit Corporation *	67,210	1,069,983
		7,865,837
Oil, Gas & Consumable Fuels — 2.7%
Ardmore Shipping Corporation *	101,095	818,870
Bill Barrett Corporation *	99,470	297,415
		1,116,285
Financials — 2.1%
Diversified Financial Services — 2.1%
PICO Holdings, Inc. *	53,930	876,363

Industrials — 46.2%
Aerospace & Defense — 2.8%
Esterline Technologies Corporation *	13,836	1,181,594

Commercial Services & Supplies — 2.7%
Brady Corporation - Class A	33,848	1,128,831

Construction & Engineering — 10.6%
Layne Christensen Company *	288,110	3,094,301
Orion Group Holdings, Inc. *	213,390	1,288,876
		4,383,177

CM Advisors Small Cap Value Fund Schedule of Investments (Continued)

COMMON STOCKS — 94.9% (Continued)	Shares	Value
Industrials — 46.2% (Continued)
Electrical Equipment — 4.5%
Allied Motion Technologies, Inc.	4,140	$104,701
Atkore International Group, Inc. *	105,485	1,757,380
		1,862,081
Machinery — 25.6%
Altra Industrial Motion Corporation	39,155	1,803,088
Colfax Corporation *	38,020	1,516,238
Columbus McKinnon Corporation	1,681	55,523
DMC Global, Inc.	200,557	2,597,213
Douglas Dynamics, Inc.	16,235	566,602
Lydall, Inc. *	20,570	966,790
Manitowoc Company, Inc. (The) *	288,015	2,370,363
TriMas Corporation *	30,000	726,000
		10,601,817
Information Technology — 2.3%
Electronic Equipment, Instruments & Components — 2.3%
CUI Global, Inc. *	114,700	443,889
Maxwell Technologies, Inc. *	96,168	535,656
		979,545
Materials — 17.4%
Metals & Mining — 17.4%
Allegheny Technologies, Inc. *	158,185	3,294,994
Comstock Mining, Inc. *	2,410,549	448,121
Seabridge Gold, Inc. *	100,530	1,231,493
Synalloy Corporation *	196,787	2,233,532
		7,208,140
Real Estate — 2.7%
Real Estate Management & Development — 2.7%
InterGroup Corporation (The) *	47,135	1,131,240

Total Common Stocks (Cost $40,401,973)		$39,397,479

CM Advisors Small Cap Value Fund Schedule of Investments (Continued)

EXCHANGE-TRADED FUNDS — 2.2%	Shares	Value
SPDR S&P Oil & Gas Exploration & Production ETF (Cost $1,045,274)	29,675	$894,998

WARRANTS — 0.0%	Shares	Value
Key Energy Services, Inc., expires 12/15/20 * (a)	6,698	$0
Key Energy Services, Inc., expires 12/15/21 * (a)	6,698	0
Total Warrants (Cost $0)		$0

MONEY MARKET FUNDS — 3.4%	Shares	Value
Wells Fargo Advantage Treasury Plus Money Market Fund - Institutional Class, 0.85% (b) (Cost $1,423,562)	1,423,562	$1,423,562

Total Investments at Value — 100.5% (Cost $42,870,809)		$41,716,039

Liabilities in Excess of Other Assets — (0.5%)		(218,420)

Net Assets — 100.0%		$41,497,619

*	Non-income producing security.

(a)	Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total value of such securities is $0 at August 31, 2017, representing 0.0% of net assets.

(b)	The rate shown is the 7-day effective yield as of August 31, 2017.

See accompanying notes to financial statements.

CM Advisors Fixed Income Fund Schedule of Investments August 31, 2017 (Unaudited)

CORPORATE BONDS — 51.2%	Par Value	Value
Consumer Discretionary — 6.6%
Automobiles — 0.7%
Toyota Motor Credit Corporation, 1.55%, due 10/18/19	$500,000	$498,541

Household Durables — 0.8%
MDC Holdings, Inc., 5.625%, due 02/01/20	500,000	536,250

Media – 4.5%
Comcast Corporation,
6.30%, due 11/15/17	200,000	201,868
5.70%, due 05/15/18	400,000	411,660
Discovery Communications, Inc.,
5.05%, due 06/01/20	400,000	427,527
4.375%, due 06/15/21	600,000	634,343
Tele-Communications, Inc., 10.125%, due 04/15/22	300,000	380,713
Thomson Reuters Corporation, 6.50%, due 07/15/18	1,000,000	1,038,961
		3,095,072
Specialty Retail — 0.6%
AutoZone, Inc., 1.625%, due 04/21/19	420,000	418,222

Consumer Staples — 3.9%
Beverages — 1.4%
Coca-Cola European Partners plc, 3.25%, due 08/19/21	665,000	685,534
PepsiCo, Inc., 5.00%, due 06/01/18	300,000	307,797
		993,331
Food & Staples Retailing — 2.5%
Walgreen Company, 5.25%, due 01/15/19	640,000	668,507
Walgreens Boots Alliance, Inc., 2.70%, due 11/18/19	1,000,000	1,016,871
		1,685,378
Energy — 9.9%
Energy Equipment & Services — 3.6%
Era Group, Inc., 7.75%, due 12/15/22	740,000	667,850
Rowan Companies, Inc., 7.875%, due 08/01/19	910,000	969,150
Transocean, Inc., 7.375%, due 04/15/18	855,000	876,375
		2,513,375
Oil, Gas & Consumable Fuels — 3.3%
Kinder Morgan Energy Partners, L.P., 6.50%, due 04/01/20	500,000	549,023
Murphy Oil Corporation,
3.50%, due 12/01/17	350,000	350,098
4.70%, due 12/01/22	1,375,000	1,352,587
		2,251,708

CM Advisors Fixed Income Fund Schedule of Investments (Continued)

CORPORATE BONDS — 51.2% (Continued)	Par Value	Value
Energy — 9.9% (Continued)
Oil, Gas & Consumable Fuels — 3.0%
Devon Energy Corporation, 6.30%, due 01/15/19	$970,000	$1,014,434
ONEOK Partners, L.P., 2.00%, due 10/01/17	1,062,000	1,062,000
		2,076,434
Financials — 5.6%
Commercial Banks — 2.6%
Wells Fargo & Company,
5.625%, due 12/11/17	600,000	606,538
1.65%, due 01/22/18	650,000	650,412
2.55%, due 12/07/20	500,000	506,988
		1,763,938
Consumer Finance — 1.5%
American Express Company,
7.00%, due 03/19/18	800,000	822,999
8.125%, due 05/20/19	200,000	221,056
		1,044,055
Diversified Financial Services — 0.5%
Berkshire Hathaway, Inc., 2.10%, due 08/14/19	310,000	312,851

Insurance — 1.0%
Enstar Group Ltd., 4.50%, due 03/10/22	675,000	703,415

Health Care — 3.4%
Health Care Equipment & Supplies — 0.4%
Becton Dickinson & Company, 3.25%, due 11/12/20	288,000	296,405

Health Care Providers & Services — 1.2%
UnitedHealth Group, Inc., 6.00%, due 02/15/18	800,000	815,432

Pharmaceuticals — 1.8%
Johnson & Johnson, 5.15%, due 07/15/18	570,000	588,110
Teva Pharmaceuticals Industries Ltd., 1.40%, due 07/20/18	680,000	674,969
		1,263,079
Industrials — 3.6%
Auto Parts & Equipment — 0.8%
Johnson Controls, Inc., 5.00%, due 03/30/20	500,000	534,861

Electrical Equipment — 1.1%
Eaton Corporation, 8.10%, due 08/15/22	150,000	186,811
Emerson Electric Company, 5.25%, due 10/15/18	570,000	592,980
		779,791
Machinery — 0.2%
Dover Corporation, 5.45%, due 03/15/18	115,000	117,170

CM Advisors Fixed Income Fund Schedule of Investments (Continued)

CORPORATE BONDS — 51.2% (Continued)	Par Value	Value
Industrials — 3.6% (Continued)
Road & Rail — 1.5%
Canadian Pacific Railroad Company, 7.25%, due 05/15/19	$790,000	$858,072
Union Pacific Corporation, 5.70%, due 08/15/18	200,000	207,702
		1,065,774
Information Technology — 6.9%
Electronic Equipment, Instruments & Components — 0.9%
Corning, Inc., 7.25%, due 08/15/36	500,000	627,885

IT Services — 2.0%
International Business Machines Corporation,
5.70%, due 09/14/17	620,000	620,593
7.625%, due 10/15/18	420,000	447,607
1.95%, due 02/12/19	320,000	321,889
		1,390,089
Software — 2.0%
Microsoft Corporation, 1.55%, due 08/08/21	1,400,000	1,380,360

Technology Hardware, Storage & Peripherals — 2.0%
EMC Corporation, 1.875%, due 06/01/18	665,000	662,599
Seagate HDD Cayman, 3.75%, due 11/15/18	650,000	660,888
		1,323,487
Materials — 7.7%
Chemicals — 0.7%
E.I. du Pont de Nemours & Company, 6.00%, due 07/15/18	475,000	492,738

Construction Materials — 0.8%
Vulcan Materials Company, 7.50%, due 06/15/21	500,000	589,952

Metals & Mining — 6.2%
Alcoa, Inc.,
5.72%, due 02/23/19	800,000	837,274
5.87%, due 02/23/22	1,200,000	1,311,000
Allegheny Technologies, Inc.,
9.375%, due 06/01/19	1,020,000	1,104,150
5.95%, due 01/15/21	675,900	687,728
Nucor Corporation, 5.85%, due 06/01/18	300,000	309,098
		4,249,250
Telecommunication Services — 2.0%
Diversified Telecommunication Services — 2.0%
AT&T, Inc., 2.85%, due 02/14/23	1,375,000	1,371,267

CM Advisors Fixed Income Fund Schedule of Investments (Continued)

CORPORATE BONDS — 51.2% (Continued)	Par Value	Value
Utilities — 1.6%
Electric Utilities — 0.7%
Southern Company, 1.85%, due 07/01/19	$500,000	$500,413

Multi-Utilities — 0.9%
Consolidated Edison Company of New York, Inc., 5.85%, due 04/01/18	570,000	583,749

Total Corporate Bonds (Cost $34,061,176)		$35,274,272

U.S. TREASURY OBLIGATIONS — 35.7%	Par Value	Value
U.S. Treasury Inflation-Protected Notes — 0.7%
2.375%, due 01/15/25	$454,818	$523,958

U.S. Treasury Notes — 35.0%
0.75%, due 12/31/17	5,000,000	4,994,080
2.00%, due 07/31/20	6,000,000	6,097,500
2.375%, due 12/31/20	6,250,000	6,426,269
2.75%, due 11/15/23	6,250,000	6,578,125
		24,095,974
Total U.S. Treasury Obligations (Cost $23,886,753)		$24,619,932

MONEY MARKET FUNDS — 12.5%	Shares	Value
Wells Fargo Advantage Treasury Plus Money Market Fund - Institutional Class, 0.85% (a) (Cost $8,597,280)	8,597,280	$8,597,280

Total Investments at Value — 99.4% (Cost $66,545,209)		$68,491,484

Other Assets in Excess of Liabilities — 0.6%		394,876

Net Assets — 100.0%		$68,886,360

(a)	The rate shown is the 7-day effective yield as of August 31, 2017.

See accompanying notes to financial statements.

CM Advisors Family of Funds Statements of Assets and Liabilities August 31, 2017 (Unaudited)

	CM Advisors Fund	CM Advisors Small Cap Value Fund	CM Advisors Fixed Income Fund
ASSETS
Investments in securities:
At cost	$60,596,362	$42,870,809	$66,545,209
At value (Note 2)	$59,054,921	$41,716,039	$68,491,484
Receivable for capital shares sold	4,354	7,391	150
Receivable for investment securities sold	1,031,807	—	—
Dividends and interest receivable	42,344	669	476,080
Other assets	15,024	22,089	14,250
TOTAL ASSETS	60,148,450	41,746,188	68,981,964

LIABILITIES
Payable for capital shares redeemed	—	161,474	—
Payable to Advisor (Note 5)	105,028	66,884	58,492
Payable to administrator (Note 5)	18,446	13,424	17,529
Other accrued expenses	22,795	6,787	19,583
TOTAL LIABILITIES	146,269	248,569	95,604

NET ASSETS	$60,002,181	$41,497,619	$68,886,360

Net assets consist of:
Paid-in capital	$87,646,098	$45,099,694	$65,868,166
Accumulated net investment income (loss)	(1,394,985)	(1,118,610)	280,853
Accumulated net realized gains (losses) from security transactions	(24,707,491)	(1,328,695)	791,066
Net unrealized appreciation (depreciation) on investments	(1,541,441)	(1,154,770)	1,946,275
Net assets	$60,002,181	$41,497,619	$68,886,360

Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	5,475,884	4,237,030	5,969,249

Net asset value, redemption price and offering price per share (a)	$10.96	$9.79	$11.54

(a)	Redemption price may differ from the net asset value per share depending upon the length of time the shares are held (Note 2).

See accompanying notes to financial statements.

CM Advisors Family of Funds Statements of Operations Six Months Ended August 31, 2017 (Unaudited)

	CM Advisors Fund	CM Advisors Small Cap Value Fund	CM Advisors Fixed Income Fund
INVESTMENT INCOME
Dividends	$167,573	$60,476	$33,117
Foreign tax withholding	(471)	—	—
Interest	—	—	1,124,393
TOTAL INVESTMENT INCOME	167,102	60,476	1,157,510

EXPENSES
Investment advisory fees (Note 5)	325,242	223,415	171,867
Administration fees (Note 5)	25,989	17,839	27,505
Professional fees	21,725	18,993	19,166
Fund accounting fees (Note 5)	21,249	14,230	15,438
Trustees’ fees and expenses (Note 5)	15,074	12,240	15,368
Registration and filing fees	11,476	12,405	13,428
Transfer agent fees (Note 5)	9,000	9,000	9,000
Insurance expense	4,447	3,097	4,277
Custody and bank service fees	3,654	3,226	3,582
Printing of shareholder reports	3,200	1,784	1,699
Pricing fees	493	353	5,472
Postage and supplies	2,946	1,682	1,535
Compliance support services fees	1,529	1,140	1,527
Distributor service fees (Note 5)	833	833	833
Borrowing costs (Note 6)	41	—	—
Other expenses	8,441	2,725	4,924
TOTAL EXPENSES	455,339	322,962	295,621
Advisory fees waived by Advisor (Note 5)	—	(43,693)	—
NET EXPENSES	455,339	279,269	295,621

NET INVESTMENT INCOME (LOSS)	(288,237)	(218,793)	861,889

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) from investments	(1,102,359)	145,931	742,378
Net change in unrealized appreciation (depreciation) on investments	(8,783,357)	(6,930,763)	(878,856)

NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS	(9,885,716)	(6,784,832)	(136,478)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(10,173,953)	$(7,003,625)	$725,411

See accompanying notes to financial statements.

CM Advisors Fund Statements of Changes in Net Assets

	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017
FROM OPERATIONS
Net investment loss	$(288,237)	$(379,625)
Net realized gains (losses) from investments	(1,102,359)	913,170
Net change in unrealized appreciation (depreciation) on investments	(8,783,357)	23,301,529
Net increase (decrease) in net assets from operations	(10,173,953)	23,835,074

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(384,471)	(257,914)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	2,717,186	4,142,144
Net asset value of shares issued in reinvestment of distributions to shareholders	373,729	251,571
Proceeds from redemption fees collected (Note 2)	1,341	1,539
Payments for shares redeemed	(5,023,697)	(17,417,476)
Net decrease in net assets from share transactions	(1,931,441)	(13,022,222)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(12,489,865)	10,554,938

NET ASSETS
Beginning of period	72,492,046	61,937,108
End of period	$60,002,181	$72,492,046

ACCUMULATED NET INVESTMENT LOSS	$(1,394,985)	$(722,277)

CAPITAL SHARE ACTIVITY
Shares sold	235,153	350,281
Shares reinvested	33,428	21,576
Shares redeemed	(441,856)	(1,579,713)
Net decrease in shares outstanding	(173,275)	(1,207,856)
Shares outstanding, beginning of period	5,649,159	6,857,015
Shares outstanding, end of period	5,475,884	5,649,159

See accompanying notes to financial statements.

CM Advisors Small Cap Value Fund Statements of Changes in Net Assets

	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017
FROM OPERATIONS
Net investment loss	$(218,793)	$(302,258)
Net realized gains from investments	145,931	208,085
Net change in unrealized appreciation (depreciation) on investments	(6,930,763)	17,957,016
Net increase (decrease) in net assets from operations	(7,003,625)	17,862,843

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(513,274)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	508,014	3,355,616
Net asset value of shares issued in reinvestment of distributions to shareholders	—	431,914
Proceeds from redemption fees collected (Note 2)	2,091	8,045
Payments for shares redeemed	(2,778,167)	(5,542,128)
Net decrease in net assets from share transactions	(2,268,062)	(1,746,553)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(9,271,687)	15,603,016

NET ASSETS
Beginning of period	50,769,306	35,166,290
End of period	$41,497,619	$50,769,306

ACCUMULATED NET INVESTMENT LOSS	$(1,118,610)	$(899,817)

CAPITAL SHARE ACTIVITY
Shares sold	49,710	308,913
Shares reinvested	—	38,313
Shares redeemed	(278,448)	(546,597)
Net decrease in shares outstanding	(228,738)	(199,371)
Shares outstanding, beginning of period	4,465,768	4,665,139
Shares outstanding, end of period	4,237,030	4,465,768

See accompanying notes to financial statements.

CM Advisors Fixed Income Fund Statements of Changes in Net Assets

	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017
FROM OPERATIONS
Net investment income	$861,889	$2,048,010
Net realized gains from investments	742,378	309,004
Net change in unrealized appreciation (depreciation) on investments	(878,856)	2,608,619
Net increase in net assets from operations	725,411	4,965,633

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(905,184)	(2,072,607)
From net realized gains	—	(192,510)
Decrease in net assets from distributions to shareholders	(905,184)	(2,265,117)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	3,787,654	5,903,859
Net asset value of shares issued in reinvestment of distributions to shareholders	820,822	2,036,491
Payments for shares redeemed	(2,986,910)	(7,396,837)
Net increase in net assets from capital share transactions	1,621,566	543,513

TOTAL INCREASE IN NET ASSETS	1,441,793	3,244,029

NET ASSETS
Beginning of period	67,444,567	64,200,538
End of period	$68,886,360	$67,444,567

ACCUMULATED NET INVESTMENT INCOME	$280,853	$324,148

CAPITAL SHARE ACTIVITY
Shares sold	328,310	515,001
Shares reinvested	71,522	178,656
Shares redeemed	(259,275)	(647,559)
Net increase in shares outstanding	140,557	46,098
Shares outstanding, beginning of period	5,828,692	5,782,594
Shares outstanding, end of period	5,969,249	5,828,692

See accompanying notes to financial statements.

CM Advisors Fund Financial Highlights

Per share data for a share outstanding throughout each period:
	Six Months Ended August 31, 2017 (Unaudited)		Years Ended
			February 28, 2017	February 29, 2016	February 28, 2015	February 28, 2014	February 28, 2013
Net asset value at beginning of period	$12.83		$9.03	$11.95	$13.68	$11.83	$10.65

Income (loss) from investment operations:
Net investment income (loss)	(0.06)		(0.10)	(0.08)	(0.06)	(0.01)	0.05
Net realized and unrealized gains (losses) on investments	(1.74)		3.94	(2.80)	(1.64)	1.86	1.18
Total from investment operations	(1.80)		3.84	(2.88)	(1.70)	1.85	1.23

Less distributions:
Dividends from net investment income	(0.07)		(0.04)	(0.04)	(0.03)	—	(0.05)
Distributions in excess of net investment income	—		—	—	—	—	(0.00	)(a)
Total distributions	(0.07)		(0.04)	(0.04)	(0.03)	—	(0.05)

Proceeds from redemption fees collected (Note 2)	0.00	(a)	0.00 (a)	0.00 (a)	0.00 (a)	0.00 (a)	0.00	(a)

Net asset value at end of period	$10.96		$12.83	$9.03	$11.95	$13.68	$11.83

Total return (b)	(14.05	%)(c)	42.62%	(24.11%)	(12.46%)	15.64%	11.61%

Ratios and supplemental data:
Net assets at end of period (000’s)	$60,002		$72,492	$61,937	$111,668	$136,714	$125,422

Ratio of total expenses to average net assets	1.40	%(d)	1.39%	1.39%	1.31%	1.29%	1.31%

Ratio of net investment income (loss) to average net assets	(0.89	%)(d)	(0.56%)	(0.54%)	(0.39%)	(0.07%)	0.40%

Portfolio turnover rate	6	%(c)	17%	62%	53%	34%	32%

(a)	Amount rounds to less than $0.01 per share.

(b)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.

(d)	Annualized.

See accompanying notes to financial statements.

CM Advisors Small Cap Value Fund Financial Highlights

Per share data for a share outstanding throughout each period:
	Six Months Ended August 31, 2017 (Unaudited)		Years Ended
			February 28, 2017	February 29, 2016	February 28, 2015		February 28, 2014		February 28, 2013
Net asset value at beginning of period	$11.37		$7.54	$10.47	$12.90		$11.25		$9.84

Income (loss) from investment operations:
Net investment income (loss)	(0.06)		(0.07)	(0.01)	(0.07	)(a)	(0.05	)(a)	0.13
Net realized and unrealized gains (losses) on investments	(1.52)		4.01	(2.88)	(1.73)		2.34		1.56
Total from investment operations	(1.58)		3.94	(2.89)	(1.80)		2.29		1.69

Less distributions:
Dividends from net investment income	—		(0.11)	(0.05)	—		—		(0.12)
Distributions in excess of net investment income	—		—	—	—		—		(0.02)
Distributions from net realized gains	—		—	—	(0.64)		(0.64)		(0.14)
Total distributions	—		(0.11)	(0.05)	(0.64)		(0.64)		(0.28)

Proceeds from redemption fees collected (Note 2)	0.00	(b)	0.00 (b)	0.01	0.01		0.00	(b)	—

Net asset value at end of period	$9.79		$11.37	$7.54	$10.47		$12.90		$11.25

Total return (c)	(13.90	%)(d)	52.33%	(27.52%)	(13.95%)		20.53%		17.42%

Ratios and supplemental data:
Net assets at end of period (000’s)	$41,498		$50,769	$35,166	$53,991		$12,790		$11,094

Ratio of total expenses to average net assets	1.45	%(e)	1.45%	1.56%	1.96%		2.56%		2.92%

Ratio of net expenses to average net assets (f)	1.25	%(e)	1.25%	1.25%	1.25%		1.25%		1.25%

Ratio of net investment income (loss) to average net assets (f)	(0.98	%)(e)	(0.66%)	(0.16%)	(0.45%)		(0.40%)		1.32%

Portfolio turnover rate	6	%(d)	28%	68%	62%		42%		44%

(a)	Net investment loss per share is based on average shares outstanding during the year.

(b)	Amount rounds to less than $0.01 per share.

(c)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.

(e)	Annualized.

(f)	Ratio was determined after investment advisory fee waivers and expense reimbursements (Note 5).

See accompanying notes to financial statements.

CM Advisors Fixed Income Fund Financial Highlights

Per share data for a share outstanding throughout each period:
	Six Months Ended August 31, 2017 (Unaudited)		Years Ended
			February 28, 2017	February 29, 2016	February 28, 2015	February 28, 2014		February 28, 2013
Net asset value at beginning of period	$11.57		$11.10	$11.49	$11.58	$11.64		$11.74

Income (loss) from investment operations:
Net investment income	0.14		0.37	0.23	0.15	0.14		0.17
Net realized and unrealized gains (losses) on investments	(0.02)		0.50	(0.41)	(0.04)	(0.06)		0.04
Total from investment operations	0.12		0.87	(0.18)	0.11	0.08		0.21

Less distributions:
Dividends from net investment income	(0.15)		(0.37)	(0.19)	(0.15)	(0.14)		(0.17)
Distributions from net realized gains	—		(0.03)	(0.02)	(0.05)	(0.00	)(a)	(0.14)
Total distributions	(0.15)		(0.40)	(0.21)	(0.20)	(0.14)		(0.31)

Proceeds from redemption fees collected (Note 2)	—		—	—	—	—		0.00 (a)

Net asset value at end of period	$11.54		$11.57	$11.10	$11.49	$11.58		$11.64

Total return (b)	1.08	%(c)	7.95%	(1.62%)	0.98%	0.71%		1.83%

Ratios and supplemental data:
Net assets at end of period (000’s)	$68,886		$67,445	$64,201	$119,904	$128,167		$107,993

Ratio of total expenses to average net assets	0.86	%(d)	0.88%	0.79%	0.77%	0.78%		0.79%

Ratio of net investment income to average net assets	2.51	%(d)	3.16%	1.63%	1.26%	1.22%		1.39%

Portfolio turnover rate	15	%(c)	10%	18%	1%	6%		23%

(a)	Amount rounds to less than $0.01 per share.

(b)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.

(d)	Annualized.

See accompanying notes to financial statements.

CM Advisors Family of Funds
Notes to Financial Statements
August 31, 2017 (Unaudited)

1. Organization

CM Advisors Fund, CM Advisors Small Cap Value Fund and CM Advisors Fixed Income Fund (collectively the “Funds” and individually a “Fund”) are each a separate diversified no-load series of CM Advisors Family of Funds (the “Trust”), which was organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940 as an open-end management investment company.

CM Advisors Fund commenced operations on May 13, 2003. The investment objective of the Fund is long-term growth of capital.

CM Advisors Small Cap Value Fund commenced operations on April 15, 2011. The investment objective of the Fund is long-term growth of capital.

CM Advisors Fixed Income Fund commenced operations on March 24, 2006. The investment objective of the Fund is to preserve capital and maximize total return.

2. Significant Accounting Policies

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) adopted amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. The Funds have adopted these amendments, which were effective August 1, 2017, with these financial statements.

The following is a summary of the Funds’ significant accounting policies used in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Investment Valuation – The Funds’ portfolio securities are generally valued at their market values determined on the basis of available market quotations as of the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern time). Securities listed on an exchange or quoted on a national market system are valued at the last sales price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Fixed income securities are typically valued based on prices provided by an independent pricing service. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculations) or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires disclosures about fair value measurements.

CM Advisors Family of Funds
Notes to Financial Statements (Continued)

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

Warrants held by CM Advisors Fund and CM Advisors Small Cap Value Fund are classified as Level 2 because they trade infrequently or are not actively traded on an exchange. Corporate bonds and U.S. Treasury obligations held by CM Advisors Fixed Income Fund are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure the fair value of a particular security may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement of that security falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments as of August 31, 2017 by security type:

CM Advisors Fund
	Level 1	Level 2		Level 3	Total
Common Stocks	$54,620,877	$—		$—	$54,620,877
Exchange-Traded Funds	3,727,939	—		—	3,727,939
Warrants	—	0	*	—	0
Money Market Funds	706,105	—		—	706,105
Total	$59,054,921	$0		$—	$59,054,921

CM Advisors Small Cap Value Fund
	Level 1	Level 2		Level 3	Total
Common Stocks	$39,397,479	$—		$—	$39,397,479
Exchange-Traded Funds	894,998	—		—	894,998
Warrants	—	0	*	—	0
Money Market Funds	1,423,562	—		—	1,423,562
Total	$41,716,039	$0		$—	$41,716,039

CM Advisors Family of Funds
Notes to Financial Statements (Continued)

CM Advisors Fixed Income Fund
	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$35,274,272	$—	$35,274,272
U.S. Treasury Obligations	—	24,619,932	—	24,619,932
Money Market Funds	8,597,280	—	—	8,597,280
Total	$8,597,280	$59,894,204	$—	$68,491,484

*	CM Advisors Fund and CM Advisors Small Cap Value Fund both hold Warrants which have been fair valued at $0.

Refer to each Fund’s Schedule of Investments for a listing of the securities by security type and sector or industry type. As of August 31, 2017, the Funds did not have any transfers into or out of any Level. The Funds did not hold any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of August 31, 2017. It is the Funds’ policy to recognize transfers into or out of any Level at the end of the reporting period.

Share Valuation and Redemption Fees – The net asset value per share of each Fund is calculated on each business day by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the net asset value per share, except that shares of CM Advisors Fund and CM Advisors Small Cap Value Fund are subject to a redemption fee of 1%, payable to the applicable Fund, if redeemed within 180 days of the date of purchase. No redemption fee, however, will be imposed on the exchange of shares of CM Advisors Fund or CM Advisors Small Cap Value Fund for shares of another Fund. Shares of CM Advisors Fixed Income Fund are not subject to a redemption fee.

During the periods ended August 31, 2017 and February 28, 2017, proceeds from redemption fees were as follows:

	Six Months Ended August 31, 2017	Year Ended February 28, 2017
CM Advisors Fund	$1,341	$1,539
CM Advisors Small Cap Value	$2,091	$8,045

Investment Transactions and Investment Income – Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts and premiums on fixed income securities purchased are amortized using the effective interest method. Realized gains and losses on securities sold are determined on a specific identification basis, which is the same basis used for federal income tax purposes. Withholding taxes on foreign dividends have been recorded in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Expenses – The Funds bear expenses incurred specifically on their behalf as well as a portion of general Trust expenses, which are allocated according to methods authorized by the Board of Trustees.

CM Advisors Family of Funds
Notes to Financial Statements (Continued)

Dividends and Distributions – Dividends arising from net investment income, if any, are declared and paid quarterly to shareholders of each Fund. Distributions from net realized capital gains, if any, are generally declared and distributed annually. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature and are primarily due to differing treatments of net short-term capital gains. Dividends and distributions are recorded on the ex-dividend date.

The tax character of distributions paid during the periods ended August 31, 2017 and February 28, 2017 was as follows:

Periods Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
CM Advisors Fund
August 31, 2017	$384,471	$—	$384,471
February 28, 2017	$257,914	$—	$257,914
CM Advisors Small Cap Value Fund
August 31, 2017	$—	$—	$—
February 28, 2017	$513,274	$—	$513,274
CM Advisors Fixed Income Fund
August 31, 2017	$905,184	$—	$905,184
February 28, 2017	$2,160,060	$105,057	$2,265,117

On September 29, 2017, CM Advisors Fixed Income Fund paid an ordinary income dividend of $0.0676 per share to shareholders of record on September 28, 2017.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. Federal Income Tax

Each Fund has qualified and intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986 (the “Code”). Qualification generally will relieve the Funds of liability for federal income taxes to the extent 100% of their net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

CM Advisors Family of Funds
Notes to Financial Statements (Continued)

The following information is computed on a tax basis for each item as of August 31, 2017:

	CM Advisors Fund	CM Advisors Small Cap Value Fund	CM Advisors Fixed Income Fund
Tax cost of portfolio investments	$62,250,023	$43,508,326	$66,545,209
Gross unrealized appreciation	$11,524,578	$7,664,591	$1,965,671
Gross unrealized depreciation	(14,719,680)	(9,456,878)	(19,396)
Net unrealized appreciation (depreciation)	(3,195,102)	(1,792,287)	1,946,275
Accumulated ordinary income	—	—	280,853
Accumulated capital and other gains (losses)	(24,448,815)	(1,809,788)	791,066
Accumulated earnings (deficit)	$(27,643,917)	$(3,602,075)	$3,018,194

The difference between the federal income tax cost of portfolio investments and the financial statement cost for CM Advisors Fund and CM Advisors Small Cap Value Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales and holdings classified as passive foreign investment companies (PFICs).

As of February 28, 2017, CM Advisors Fund and CM Advisors Small Cap Value Fund had the following capital loss carryforwards (“CLCFs”) for federal income tax purposes:

	CM Advisors Fund	CM Advisors Small Cap Value Fund
Expires February 28, 2018 - short-term	$18,385,708	$—
No expiration - short-term	4,699,088	1,232,284
No expiration - long-term	—	179,028
	$23,084,796	$1,411,312

The Funds’ CLCFs may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses realized after February 28, 2011 may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Under the law in effect prior to the Act, pre-enactment net capital losses may be carried forward for eight years and are treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. Therefore, CM Advisors Fund’s pre-enactment capital loss carryforwards (expiring February 28, 2018) are likely to expire unused.

The Funds recognize the benefits or expenses of uncertain tax positions only if the position is “more-likely-than-not” of being sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on federal income tax

CM Advisors Family of Funds
Notes to Financial Statements (Continued)

returns for the current and all open tax years (tax years ended February 28, 2014 through February 28, 2017) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

4. Investment Transactions

During the six months ended August 31, 2017, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments and U.S. Treasury obligations, were as follows:

	CM Advisors Fund	CM Advisors Small Cap Value Fund	CM Advisors Fixed Income Fund
Cost of purchases of investment securities	$4,188,689	$2,539,159	$11,694,563
Proceeds from sales and maturities of investment securities	$7,539,919	$4,430,412	$8,322,229

5. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT
Each Fund pays a monthly advisory fee to Van Den Berg Management I, Inc. (the “Advisor”) based upon its average daily net assets and calculated at the annual rate of 1.00% for each of CM Advisors Fund and CM Advisors Small Cap Value Fund and 0.50% for CM Advisors Fixed Income Fund. The Advisor has entered into agreements (the “Expense Limitation Agreements”) with each Fund under which it has agreed to waive its fees and to assume other expenses of the Funds, if necessary, in an amount that limits the Funds’ total operating expenses (exclusive of interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, dividend expense on securities sold short, acquired fund fees and expenses, and amounts, if any, payable pursuant to a Rule 12b-1 plan) to not more than 1.50% of the average daily net assets of each of CM Advisors Fund and CM Advisors Fixed Income Fund and not more than 1.25% of the average daily net assets of CM Advisors Small Cap Value Fund, each until July 1, 2018. There can be no assurance that the Expense Limitation Agreements will continue beyond July 1, 2018. During the six months ended August 31, 2017, with respect to CM Advisors Small Cap Value Fund, the Advisor waived $43,693 of its investment advisory fees. These fees are not subject to recapture in future periods. During the six months ended August 31, 2017, there were no advisory fees waived or expenses reimbursed by the Advisor with respect to CM Advisors Fund and CM Advisors Fixed Income Fund.

Certain Trustees and officers of the Trust are also officers of the Advisor.

OTHER SERVICE PROVIDERS
Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, accounting, and transfer agency services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for its services. In addition, the Funds pay out-of-pocket expenses

CM Advisors Family of Funds
Notes to Financial Statements (Continued)

including, but not limited to, postage, supplies and costs of pricing the Funds’ portfolio securities. Certain officers of the Trust are also officers of Ultimus, or of Ultimus Fund Distributors, LLC (the “Distributor”).

Pursuant to the terms of a Distribution Agreement with the Trust, the Distributor serves as the Funds’ principal underwriter. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor receives compensation from the Funds for such services.

COMPENSATION OF TRUSTEES
Trustees and officers affiliated with the Advisor or Ultimus are not compensated by the Funds for their services. Each Trustee who is not an affiliated person of the Advisor or Ultimus receives an annual retainer of $10,000, paid quarterly; a fee of $2,000 per Fund for attendance at each in-person meeting of the Board of Trustees; and a fee of $500 per Fund for attendance at each telephonic meeting of the Board of Trustees. The Funds reimburse each Trustee and officer for his or her travel and other expenses relating to attendance at Board or committee meetings.

6. Borrowing Costs

From time to time, a Fund may have an overdrawn cash balance at the custodian due to redemptions or market movements. When this occurs, the Fund will incur borrowing costs charged by the custodian. Accordingly, during the six months ended August 31, 2017, CM Advisors Fund incurred $41 of borrowing costs charged by the custodian.

7. Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, a particular set of circumstances may affect this sector or certain companies within the sector, while having little or no impact on other sectors or other companies within the sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. As of August 31, 2017, CM Advisors Fund had 27.7% of the value of its net assets invested in stocks and exchange-traded funds within the Energy sector and CM Advisors Small Cap Value Fund had 46.2% of the value of its nets assets invested in stocks within the Industrials sector (including 25.6% of its net assets invested in stocks within the Machinery industry).

CM Advisors Family of Funds
Notes to Financial Statements (Continued)

8. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

9. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of the financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

CM Advisors Family of Funds
About Your Funds’ Expenses (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. Ongoing costs, which are deducted from each Fund’s gross income, directly reduce the investment return of the Funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (March 1, 2017) and held until the end of the period (August 31, 2017).

The table below illustrates each Fund’s costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the fourth column shows the dollar amount of expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the ongoing costs that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare each Fund’s ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Funds’ actual returns, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not impose any sales loads. However, a redemption fee of 1% is charged on the sale of shares of CM Advisors Fund and CM Advisors Small Cap Value Fund within 180 days of the date of their purchase.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

CM Advisors Family of Funds
About Your Funds’ Expenses (Unaudited) (Continued)

More information about the Funds’ expenses, including annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds’ prospectus.

	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Net Expense Ratio(a)	Expenses Paid During Period(b)
CM Advisors Fund
Based on Actual Fund Return	$1,000.00	$ 859.50	1.40%	$ 6.56
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$ 1,018.15	1.40%	$ 7.12

CM Advisors Small Cap Value Fund
Based on Actual Fund Return	$1,000.00	$ 861.00	1.25%	$ 5.86
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$ 1,018.90	1.25%	$ 6.36

CM Advisors Fixed Income Fund
Based on Actual Fund Return	$1,000.00	$ 1,010.80	0.86%	$ 4.36
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$ 1,020.87	0.86%	$ 4.38

(a)	Annualized, based on the Fund’s most recent one-half year expenses.

(b)	Expenses are equal to the Funds’ annualized net expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

CM Advisors Family of Funds
Other Information (Unaudited)

The Trust files a complete listing of portfolio holdings for the Funds with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request, by calling 1-888-859-5856. Furthermore, you may obtain a copy of these filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-859-5856, or on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-888-859-5856, or on the SEC’s website at http://www.sec.gov.

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CM Advisors Fund
CM Advisors Small Cap Value Fund and
CM Advisors Fixed Income Fund
are each a series of
CM Advisors Family of Funds

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:
Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, OH 45246-0707	Van Den Berg Management I, Inc. (d/b/a CM Fund Advisors) 805 Las Cimas Parkway, Suite 430 Austin, Texas 78746

Toll-Free Telephone:	Toll-Free Telephone:
1-888-859-5856	1-888-859-5856

World Wide Web @:
www.cmadvisorsfunds.com

Investment in the Funds is subject to investment risks, including the possible loss of some or all of the principal amount invested. No investment strategy works all the time, and past performance is not necessarily indicative of future performance.

The performance information quoted in this report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. A redemption fee of 1% of the amount redeemed is imposed on redemptions of Fund shares for CM Advisors Fund and CM Advisors Small Cap Value Fund occurring within 180 days following the purchase of such shares.

An investor should consider the investment objectives, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the Funds. A copy of the prospectus is available at www.cmadvisorsfunds.com or by calling Shareholder Services at 1-888-859-5856. The prospectus should be read carefully before investing.

For More Information on your CM Advisors Family of Funds:
See Our Web site @ www.cmadvisorsfunds.com or
Call Our Shareholder Services Group Toll-Free at 1-888-859-5856

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]
(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not required

(a)(2)  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons:  Not applicable

(a)(4) Change in the registrant's independent public accountants. Not applicable

(b)  Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):  Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	CM Advisors Family of Funds

By (Signature and Title)*		/s/ Arnold Van Den Berg
Arnold Van Den Berg, Chairman and President

Date	November 7, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Arnold Van Den Berg
Arnold Van Den Berg, Chairman and President

Date	November 7, 2017

By (Signature and Title)*		/s/ James D. Brilliant
James D. Brilliant, Treasurer and Principal Accounting Officer

Date	November 7, 2017

*	Print the name and title of each signing officer under his or her signature.